Interim Unaudited Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue from Related Parties	$ 66,005	$ 74,524
Costs and Expenses, Related Party	6,868	6,105
Time charter and voyage expenses-related parties	$ 1,470	$ 1,201